STOCKHOLDERS EQUITY (Details 5) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of shares, Options Outstanding, Beginning	52,477
Number of shares, Options Outstanding, Ending		52,477
Stock Options 1999 Plan [Member]
Number of shares, Options Outstanding, Beginning	936	1,816	2,883
Number of shares, Options Outstanding, cancelled	(240)	(880)	(1,067)
Number of shares, Options Outstanding, Ending	696	936	1,816
Weighted average exercise price, option outstanding, Beginning Balance	$ 1,122.75	$ 845.20	$ 926.80
Warrants,Weighted average exercise price, Options cancelled	1,253.83	558.34	1,065.60
Weighted average exercise price, option outstanding, Ending Balance	$ 1,076.36	$ 1,122.75	$ 845.20